Unaudited Condensed Consolidated Balance Sheets - CNY (¥)	Mar. 31, 2023	Dec. 31, 2022	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current assets
Cash	¥ 364,570,314	¥ 239,077,430		¥ 390,837,386
Short-term investment	249,000,432	372,375,701
Accounts receivable, net	11,263,437	5,617,195		9,817,292
Inventories	71,270,887	71,467,517		42,479,403
Prepaid expenses and other current assets	115,519,301	108,274,731		142,838,295
Total current assets	811,624,371	796,812,574		585,972,376
Non-current assets
Property and equipment, net	742,644,233	720,035,970		554,015,231
Intangible assets, net	130,874,067	96,018,313		77,593,680
Operating lease right-of-use assets	913,908,585	946,872,784
Other non-current assets	80,362,581	82,270,359		67,311,223
Total non-current assets	1,867,789,466	1,845,197,426		698,920,134
Total assets	2,679,413,837	2,642,010,000		1,284,892,510
Current liabilities
Short-term bank borrowings	451,907,204	407,807,493		192,055,323
Accounts payable	108,503,078	105,673,391		60,952,491
Contract liabilities	23,561,626	22,122,305		14,129,311
Amount due to related parties	34,017,577	22,484,963		14,073,915
Operating lease liabilities	179,661,715	180,468,426
Derivative financial liabilities	151,177,400	269,251,436
Other current liabilities	311,940,065	310,454,355		286,078,575
Total current liabilities	1,260,768,665	1,318,262,369		567,289,615
Non-current liabilities
Long-term bank borrowings	7,769,516	8,800,016		11,903,452
Contract liabilities	3,256,745	3,311,176		970,486
Operating lease liabilities	788,088,534	820,248,803
Derivative financial liabilities	77,100,474	19,083,004
Convertible notes, at fair value	366,261,610	354,080,264		318,466,215
Other non-current liabilities	74,138,391	7,919,952		47,167,706
Other liabilities	249,750	261,643
Total non-current liabilities	1,316,615,270	1,213,443,215		378,507,859
Total liabilities	2,577,383,935	2,531,705,584		945,797,474
Shareholders' equity
Ordinary shares (US$0.00000939586994067732 par value, 500,000,000 shares authorized, 160,648,112 and 149,181,538 shares issued as of March 31, 2023 and December 31, 2022, respectively and 152,105,129 and 140,938,555 shares outstanding as of March 31, 2023 and December 31, 2022, respectively)	9,358	8,616		7,497
Additional paid-in capital	1,639,068,548	1,472,014,651		937,315,273
Accumulated losses	(1,555,058,025)	(1,380,173,392)		(637,528,160)
Accumulated other comprehensive income	16,123,160	17,000,825		35,743,691
Treasury shares (8,542,983 and 8,242,983 ordinary shares as of March 31, 2023 and December 31, 2022, respectively)
Total equity attributable to shareholders of the Company	100,143,041	108,850,700		335,538,301
Non-controlling interests	1,886,861	1,453,716		3,556,735
Total shareholders' equity	102,029,902	110,304,416	¥ 187,988,024	339,095,036	¥ 433,052,250	¥ 372,591,692
Commitments and Contingencies
Total liabilities and shareholders' equity	¥ 2,679,413,837	¥ 2,642,010,000		¥ 1,284,892,510